UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 15, 2010
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        83
Form 13F Information Table Value Total:        $259,963


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      388     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102      404    14113 SH       SOLE                    14113
Abbott Laboratories            COM              002824100     1412    27035 SH       SOLE                    27035
American Express Company       COM              025816109     1493    35522 SH       SOLE                    35522
Apache Corporation             COM              037411105      975     9972 SH       SOLE                     9972
Apple Inc.                     COM              037833100     1932     6810 SH       SOLE                     6810
Automatic Data Processing, Inc COM              053015103      240     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      622    15108 SH       SOLE                    15108
BYD Company LTD ADR            COM              05606l100      982    12140 SH       SOLE                    12140
BYD Company LTD H Shares -Sedo COM              Y1023R104     5512   683000 SH       SOLE                   683000
Baxter International, Inc.     COM              071813109      319     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    16807      135 SH       SOLE                      135
Berkshire Hathaway, Inc. Cl. B COM              084670702    24724   299034 SH       SOLE                   299034
Bristol-Myers Squibb Co.       COM              110122108      305    11240 SH       SOLE                    11240
Buckeye Partners, L.P.         COM              118230101     2795    44020 SH       SOLE                    44020
Canadian Natural Resources Ltd COM              136385101     3411    98590 SH       SOLE                    98590
Canadian Oil Sands Trust       COM              13642L100      848    34250 SH       SOLE                    34250
Chevron Corp.                  COM              166764100     6831    84282 SH       SOLE                    84282
Cisco Systems Inc.             COM              17275R102      252    11500 SH       SOLE                    11500
Coca-Cola Company              COM              191216100     1969    33641 SH       SOLE                    33641
Colgate Palmolive Co.          COM              194162103      416     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    10408   181234 SH       SOLE                   181234
Devon Energy Corporation       COM              25179M103     1691    26123 SH       SOLE                    26123
Disney (Walt) Co.              COM              254687106      243     7338 SH       SOLE                     7338
Eli Lilly & Company            COM              532457108     1343    36757 SH       SOLE                    36757
Emerson Electric Co.           COM              291011104      311     5915 SH       SOLE                     5915
Enterprise Bancorp Inc         COM              293668109      326    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    10875   175996 SH       SOLE                   175996
Forest Laboratories, Inc.      COM              345838106      258     8350 SH       SOLE                     8350
Freeport-McMoRan Copper        COM              35671D857      286     3349 SH       SOLE                     3349
General Electric Co.           COM              369604103     1922   118273 SH       SOLE                   118273
Goldman Sachs Group, Inc.      COM              38141G104     8227    56900 SH       SOLE                    56900
Hewlett Packard Company        COM              428236103      505    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      314     9900 SH       SOLE                     9900
IBM Corporation                COM              459200101     1868    13928 SH       SOLE                    13928
Illinois Tool Works Inc.       COM              452308109      249     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      192    10000 SH       SOLE                    10000
Johnson & Johnson              COM              478160104    11266   181834 SH       SOLE                   181834
Kinder Morgan Energy Partners, COM              494550106      445     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     6373   206527 SH       SOLE                   206527
Laboratory Corp. of America Ho COM              50540R409     4468    56972 SH       SOLE                    56972
Leucadia National Corp.        COM              527288104      694    29400 SH       SOLE                    29400
Lockheed Martin Corp.          COM              539830109      261     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      341     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      257    11550 SH       SOLE                    11550
M & T Bank Corp.               COM              55261F104     1146    14010 SH       SOLE                    14010
McCormick & Co., Inc. Non-Voti COM              579780206      336     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1124    15081 SH       SOLE                    15081
McGraw Hill Companies          COM              580645109      397    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      269     8000 SH       SOLE                     8000
Microsoft Corporation          COM              594918104    10412   425164 SH       SOLE                   425164
Mohawk Industries Inc.         COM              608190104      384     7200 SH       SOLE                     7200
Norfolk Southern Corp.         COM              655844108      257     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      290    10783 SH       SOLE                    10783
Pepsico, Inc.                  COM              713448108     1768    26612 SH       SOLE                    26612
Pfizer Inc.                    COM              717081103      726    42306 SH       SOLE                    42306
Procter & Gamble Company       COM              742718109     5701    95057 SH       SOLE                    95057
Rayonier, Inc.                 COM              754907103      462     9210 SH       SOLE                     9210
Royal Dutch Shell PLC ADR      COM              780259206      394     6530 SH       SOLE                     6530
SPDR Gold Shares               COM              78463V107     1741    13613 SH       SOLE                    13613
SPDR S&P 500 ETF Trust         COM              78462F103    26461   231853 SH       SOLE                   231853
Sanofi-Aventis                 COM              80105N105     6247   187870 SH       SOLE                   187870
Schlumberger Ltd.              COM              806857108     7280   118163 SH       SOLE                   118163
Technology Select Sector SPDR  COM              81369Y803     1659    72050 SH       SOLE                    72050
The St. Joe Company            COM              790148100     4001   160890 SH       SOLE                   160890
Toronto Dominion Bank          COM              891160509      236     3260 SH       SOLE                     3260
US Bancorp                     COM              902973304     4210   194716 SH       SOLE                   194716
Union Pacific Corp.            COM              907818108      263     3212 SH       SOLE                     3212
United Technologies            COM              913017109      645     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886     4662   148570 SH       SOLE                   148570
Vanguard Emerging Markets ETF  COM              922042858     1031    22685 SH       SOLE                    22685
Vanguard Energy ETF            COM              92204a306      373     4510 SH       SOLE                     4510
Vanguard Total Stock Market ET COM              922908769    18791   321928 SH       SOLE                   321928
Vanguard Value ETF             COM              922908744      267     5490 SH       SOLE                     5490
Verizon Communications         COM              92343v104      212     6495 SH       SOLE                     6495
Wal-Mart Stores, Inc.          COM              931142103      977    18248 SH       SOLE                    18248
Wells Fargo & Company          COM              949746101      291    11580 SH       SOLE                    11580
iShares MSCI All-Asia Ex-Japan COM              464288182      453     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465     1378    25094 SH       SOLE                    25094
iShares MSCI Emerging Markets  COM              464287234    17420   389090 SH       SOLE                   389090
iShares MSCI USA ESG Select So COM              464288802      311     6259 SH       SOLE                     6259
iShares Russell 2000 Index ETF COM              464287655      514     7615 SH       SOLE                     7615
iShares Russell Mid Cap Index  COM              464287499     1115    12333 SH       SOLE                    12333